Shareholder Fees	Nov. 01, 2020 USD ($)
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF | VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none